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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno, Nevada        May 12, 2003
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affymetrix Inc                 COM              00826T108     3383   130100 SH       SOLE                   130100
Agl Resources Inc              COM              001204106     3915   165700 SH       SOLE                   165700
Amazon.Com Inc                 COM              023135106     5131   197100 SH       SOLE                   197100
Apollo Group Inc  -Cl A        COM              037604105     5459   109400 SH       SOLE                   109400
Avocent Corp                   COM              053893103     7207   308800 SH       SOLE                   308800
Ball Corp                      COM              058498106     4896    87900 SH       SOLE                    87900
Benchmark Electronics Inc      COM              08160H101     8309   293300 SH       SOLE                   293300
Berkley (W R) Corp             COM              084423102     4319   100800 SH       SOLE                   100800
Brookline Bancorp Inc Com      COM              11373M107     3174   253500 SH       SOLE                   253500
Checkfree Corp                 COM              162813109     5667   252100 SH       SOLE                   252100
Claires Stores Inc             COM              179584107     6330   268100 SH       SOLE                   268100
Coach Inc Com                  COM              189754104     3055    79700 SH       SOLE                    79700
Cognizant Tech Solutions       COM              192446102     8091   120200 SH       SOLE                   120200
Corinthian Colleges Inc        COM              218868107     6541   165600 SH       SOLE                   165600
Covance Inc                    COM              222816100     7468   323000 SH       SOLE                   323000
Dionex Corp                    COM              254546104     9258   280300 SH       SOLE                   280300
Halliburton Co                 COM              406216101     5589   269600 SH       SOLE                   269600
Harman International Inds      COM              413086109     6050   103300 SH       SOLE                   103300
Hovnanian Entrprs Inc  -Cl A   COM              442487203     5680   164400 SH       SOLE                   164400
Idexx Labs Inc                 COM              45168D104     4815   137700 SH       SOLE                   137700
Integrated Circuit Systems     COM              45811K208    10444   481300 SH       SOLE                   481300
Interdigital Commun Corp       COM              45866A105     4730   209000 SH       SOLE                   209000
Intl Game Technology           COM              459902102     4906    59900 SH       SOLE                    59900
J2 Global Communicatns Com New COM              46626E205     2882   101700 SH       SOLE                   101700
Medicines Co                   COM              584688105     3596   192900 SH       SOLE                   192900
Mobile Telesystems             COM              607409109     6192   150500 SH       SOLE                   150500
Nbty Inc                       COM              628782104     5297   279400 SH       SOLE                   279400
Patina Oil & Gas Corp          COM              703224105     5879   178700 SH       SOLE                   178700
Patterson-Uti Energy Inc       COM              703481101     6384   197600 SH       SOLE                   197600
Pixar Com                      COM              725811103     4918    90900 SH       SOLE                    90900
Pogo Producing Co              COM              730448107     6025   151500 SH       SOLE                   151500
Quiksilver Inc                 COM              74838C106     6207   202700 SH       SOLE                   202700
Rockwell Intl Corp             COM              773903109     3457   167000 SH       SOLE                   167000
Simpson Manufacturing Co.      COM              829073105     3214    95100 SH       SOLE                    95100
Symantec Corp                  COM              871503108     5767   147200 SH       SOLE                   147200
Teva Pharm Inds  -Adr          COM              881624209     4473   107400 SH       SOLE                   107400
Tractor Supply Co              COM              892356106     8374   253600 SH       SOLE                   253600
Ucbh Holdings Inc              COM              90262T308     7789   177100 SH       SOLE                   177100
United Online, Inc.            COM              911268100     3710   215200 SH       SOLE                   215200
Wallace Computer Svcs Inc      COM              932270101     4125   165600 SH       SOLE                   165600
Webmd Corp                     COM              94769M105     3048   337900 SH       SOLE                   337900
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